LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 2,108	¥ 2,255
Cash paid for amounts included in the measurement of finance lease liabilities	92	84
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	¥ 406	¥ 1,566